Other Payables (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade Payables/Other Payables [Abstract]
Employees and payroll accruals	[1]	₪ 1,954	$ 564	₪ 1,677
Accrued expenses		430	124	393
Other		12	3	14
Other payables		₪ 2,396	$ 691	₪ 2,084

[1]	Balance includes related parties (The Company's CEO and the Chairman of the Board of Directors).